Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Research and development services and license fees	$ 5,803,432	$ 2,055,687
Bonuses and related employees compensation expenses	1,109,734	1,419,137
Consultant and other fees	218,021	49,211
Tax liabilities	109,826	63,922
Legal fees	15,832	930,354
Total	$ 7,256,845	$ 4,518,311